Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Average Recorded Investment in Impaired Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
First lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	¥ 131,831,654	¥ 55,368,819
Interest and fees income recognized	149,067,173	118,164,396
Second lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	201,779,809	74,194,759
Interest and fees income recognized	170,331,545	135,686,886
Non-accrual loans [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	333,611,463	129,563,578
Interest and fees income recognized	¥ 319,398,718	¥ 253,851,282